CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenues	$ 1,297,078	$ 814,139	$ 659,325
Cost of revenues	(802,090)	(509,812)	(405,164)
Gross profit	494,988	304,327	254,161
Selling, general and administrative expenses	(343,004)	(217,222)	(172,478)
Net impairment losses on financial assets	(7,551)	(3,080)	(228)
Other operating income and expenses, net	0	(83)	(720)
Profit from operations	144,433	83,942	80,735
Finance income	652	1,920	958
Finance expense	(12,708)	(10,430)	(6,653)
Other financial results, net	(3,923)	3,601	(5,894)
Financial results, net	(15,979)	(4,909)	(11,589)
Share of results of investment in associates	(233)	(622)	(224)
Other income and expenses, net	(3,369)	(1,887)	110
Profit before income tax	124,852	76,524	69,032
Income tax	(28,497)	(22,307)	(15,017)
Net income for the year	96,355	54,217	54,015
Items that may be reclassified subsequently to profit and loss:
- Exchange differences on translating foreign operations	(3,733)	(398)	(400)
- Net change in fair value on financial assets measured at FVOCI	1	0	(373)
- Gains and losses on cash flow hedges	11	281	352
Total comprehensive income for the year	92,634	54,100	53,594
Net income attributable to:
Owners of the Company	96,065	54,217	54,015
Non-controlling interest	290	0	0
Net income for the year	96,355	54,217	54,015
Total comprehensive income for the year attributable to:
Owners of the Company	92,344	54,100	53,594
Non-controlling interest	290	0	0
Total comprehensive income for the year	$ 92,634	$ 54,100	$ 53,594
Earnings per share
Basic (in usd per share)	$ 2.35	$ 1.41	$ 1.48
Diluted (in usd per share)	$ 2.28	$ 1.37	$ 1.43
Weighted average of outstanding shares (in thousands)
Basic (in shares)	40,940	38,515	36,586
Diluted (in shares)	42,076	39,717	37,674